Expense Example - Brandes International Small Cap Equity Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years	I 1 Year	I 3 Years	I 5 Years	I 10 Years
USD ($)	706	984	1,282	2,127	316	667	1,144	2,462	103	347	611	1,364	118	371	643	1,419